Unaudited consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Loss before taxes from continuing operations	€ (24,443)	€ (22,889)
Income before taxes from discontinued operations		6,153
Loss before taxes	(24,443)	(16,736)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	3,801	5,958
Interest income	(849)	(1)
Interest expense	3,575	3,137
Expected credit loss allowances on trade receivables and contract assets	496
Gain on revaluation of credit loss allowance on trade receivables and contract assets		(919)
Gain on disposal of property, plant and equipment	(24)	(683)
Sharebased payment (true up)/ expenses	1,920	(1,386)
Fair value adjustments of warrants	442	(1,639)
Tax expense		192
Other noncash items	(392)	(580)
Changes in operating assets and liabilities
Inventories	(310)	1,715
Trade receivables and contract assets	(1,867)	8,849
Other assets	804	1,499
Trade payables	634	(6,495)
Other liabilities	1,726	(8,060)
Thereof cash flow (used in) continuing operating activities	(14,487)	(22,504)
Thereof cash flow from discontinued operating activities		7,355
Net cash flow (used in) operating activities	(14,487)	(15,149)
Investing activities
Cash paid for investments in intangible assets	(2,143)	(151)
Cash paid for investments in property, plant and equipment	(25)	(843)
Cash received for disposal of property, plant and equipment	24	779
Thereof cash flow (used in) continuing investing activities	(2,144)	(994)
Thereof cash flow from discontinued investing activities		779
Cash flow (used in) investing activities	(2,144)	(215)
Financing activities
Cash received from issuance of shares		12,058
Cash received from issuance of warrants		2,833
Cash received from loans	3,604	21,695
Cash repayments of loans	(3,906)	(148)
Cash repayments of lease liabilities	(1,319)	(2,241)
Interest received	7	1
Interest paid	(3,575)	(3,137)
Thereof net cash flow from/(used in) continuing financing activities	(5,189)	31,542
Thereof net cash flow (used in) discontinued financing activities		(481)
Net cash flow from/ (used in) financing activities	(5,189)	31,061
Changes in cash and cash equivalents	(21,820)	15,697
Cash and cash equivalents at the beginning of the period	35,951	17,818
Effect of movements in exchange rates on cash held	22
Cash and cash equivalents at the end of the period	€ 14,153	€ 33,515